Long-Term Investments (Details) - Schedule of long-term investments - CNY (¥) ¥ in Thousands		Aug. 31, 2021	Aug. 31, 2020
Equity method investments:
Equity method investments		¥ 75,443	¥ 55,137
Held-to-maturity investments [Member]
Equity method investments:
Equity method investments	[1]	42,934	42,000
Startcamp Education Technology Limited ("Startcamp") [Member]
Equity method investments:
Equity method investments	[2]	8,364	9,362
BOTO Academic English Co., Ltd. ("BOTO") [Member]
Equity method investments:
Equity method investments	[3]	1,464	1,468
Other Investments [Member]
Equity method investments:
Equity method investments	[4]	647	724
Equity securities without readily determinable fair value [Member]
Equity method investments:
Equity method investments	[5]	¥ 22,034	¥ 1,583

[1]	On June 1, 2020, Gaoze Partnership was established with the total committed capital of RMB 1,270,000. The Group participates in Gaoze Partnership as a limited partner and invested RMB 42,000 in fiscal year 2020, and further invested RMB 1,134 in March 2021. The Group accounts for the investment under the equity method in accordance with ASC 323 because the Group is a limited partner and owns 19.84% interest in Gaoze Partnership. Loss of RMB nil and RMB 200 were recorded for the years ended August 31, 2020 and 2021, respectively.
[2]	The Group acquired 25% equity interest in Startcamp for total cash consideration of RMB 10,000 in the year ended August 31, 2019. The Group accounts for the investment under the equity method because the Group has the ability to exercise significant influence but does not have control over the investee. Loss of RMB 99, RMB 539 and RMB 998 were recorded for the years ended August 31, 2019, 2020 and 2021, respectively.
[3]	The Group holds 30% equity interest in BOTO through acquisition of Can-achieve Education Consultants Co., Ltd. and its subsidiaries (“Can-achieve Group”) in fiscal year 2018. The Group accounts for the investment under the equity method because the Group has the ability to exercise significant influence but does not have control over the investee. Loss of RMB 21, RMB 15 and RMB 4 were recorded for the years ended August 31, 2019, 2020 and 2021, respectively.
[4]	The other investments include 46% equity interest in Beijing Cloud Apply Co., Ltd. through the acquisition of Can-achieve Group in fiscal year 2018 and 50% equity interest in Sanli Foundation Education Limited through the acquisition of Foundation Global Education Limited and its subsidiaries (“FGE Group”) in fiscal year 2018. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. Loss of RMB 32, RMB 53 and RMB 16 were recorded for the years ended August 31, 2019, 2020 and 2021, respectively.
[5]	The Group accounted for these equity investments using the measurement alternative when equity method is not applicable and there is no readily determinable fair value for the investments. No impairment loss was recorded during the years ended August 31, 2020 and 2021, respectively. During year ended August 31, 2021, the Group acquired 18% equity interest in Shanghai Yurong culture and Art Co., Ltd. (“Golden Ballet”) for a total cash consideration of RMB 21,951, and redeemed its 10% equity interest in Chengdu Qingjiao Education Technology Co., Ltd. with a total cash consideration of RMB 1,500, which is equal to the investment cost.